Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	30.60%	30.60%	30.60%
Undistributed earnings of foreign subsidiaries	¥ 105,934	¥ 67,791
Operating loss carryforwards	213,108
Tax credit carryforwards	¥ 62,184
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member]
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income	95.00%
Percentage of taxable dividends over the amount received from certain foreign subsidiaries	5.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member] | Minimum [Member]
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend	25.00%
Continuous holding period on the date the dividend is declared by a foreign company	6 months